Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income:
Loans, including fees	$ 402,177,000	$ 359,215,000	$ 377,579,000
Investment securities:
Taxable	74,988,000	34,331,000	46,095,000
Tax-exempt	2,541,000	1,483,000	2,434,000
Other interest income	46,075,000	3,074,000	900,000
Total interest income	525,781,000	398,103,000	427,008,000
Interest expense:
Savings deposits	12,686,000	4,110,000	6,358,000
Time deposits	11,157,000	11,655,000	19,230,000
Securities sold under repurchase agreements	2,495,000	621,000	926,000
Other borrowings	6,781,000	7,654,000	8,773,000
Junior subordinated deferrable interest debentures	5,037,000	2,791,000	3,832,000
Total interest expense	38,156,000	26,831,000	39,119,000
Net interest income	487,625,000	371,272,000	387,889,000
Provision for credit losses	21,651,000	7,955,000	45,379,000
Net interest income after provision for credit losses	465,974,000	363,317,000	342,510,000
Other service charges, commissions and fees
Investment securities transactions, net		(16,000)	(5,000)
Other investments, net	17,538,000	68,807,000	4,920,000
Other income	32,994,000	25,043,000	26,873,000
Total non-interest income	187,134,000	222,326,000	150,579,000
Non-interest expense:
Employee compensation and benefits	127,722,000	123,480,000	130,039,000
Occupancy	25,654,000	26,176,000	24,909,000
Depreciation of bank premises and equipment	21,821,000	25,028,000	28,318,000
Professional fees	11,292,000	7,890,000	12,546,000
Deposit insurance assessments	6,987,000	4,389,000	1,870,000
Net operations, other real estate owned	122,000	5,073,000	9,808,000
Amortization of identified intangible assets	0	0	0
Advertising	4,588,000	4,037,000	4,284,000
Software and software maintenance	15,271,000	17,794,000	19,238,000
Other	57,012,000	49,449,000	50,319,000
Total non-interest expense	270,469,000	263,316,000	281,331,000
Income before income taxes	382,639,000	322,327,000	211,758,000
Provision for income taxes	82,407,000	68,405,000	44,439,000
Net income	$ 300,232,000	$ 253,922,000	$ 167,319,000
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	62,658,414	63,352,737	63,725,819
Net income per common share (in dollars per share)	$ 4.79	$ 4.01	$ 2.63
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	62,810,234	63,486,366	63,853,135
Net income per common share (in dollars per share)	$ 4.78	$ 4.00	$ 2.62
Services charges on deposit accounts
Non-interest income:
Service charges	$ 72,781,000	$ 66,205,000	$ 61,983,000
Other service charges, commissions and fees, Banking
Non-interest income:
Service charges	55,253,000	54,280,000	48,986,000
Other service charges, commissions and fees, Non-banking
Non-interest income:
Service charges	$ 8,568,000	$ 8,007,000	$ 7,822,000